Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Parenthetical) (Detail)	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of defined benefit plans [abstract]
Discount rate	7.64%	7.64%	7.64%	9.72%